UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07680)
Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.
Schedule of Investments | November 30, 2010 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 149.8%
Economic Development Revenue — 2.9%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 1A	$580,000	$610,751
4.88%, 12/1/18, Series 1A	610,000	634,449
5.13%, 6/1/22, Series 2A	500,000	498,925

		1,744,125

Education Revenue — 23.3%
Baytown Township, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	900,000	886,896
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series A, 5.60%, 11/1/30	1,000,000	899,170
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 6C	500,000	500,135
5.00%, 5/1/28, Series 6J1	1,800,000	1,797,858
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/27	1,000,000	999,950
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	1,000,000	1,003,100
Higher Education Facilities, St. Benedict College, Series 5
4.00%, 3/1/15	1,000,000	1,045,470
4.13%, 3/1/16	1,300,000	1,363,440
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 7A	1,000,000	1,011,330
5.25%, 4/1/39, Series 6X	700,000	715,071
Minneapolis, University Gateway Project, 4.50%, 12/1/31	2,000,000	1,944,360
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	1,365,000	1,090,963
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, 5.00%, 10/1/24	500,000	520,210

		13,777,953

General Obligations — 13.7%
Burnsville Independent School District Number 191, Alternative Facilities, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,709,760
Duluth Independent School District Number 709, Series A (AGM) (MSDCEP), 4.25%, 2/1/23	500,000	519,295
Hennepin County Regional Railroad Authority, Limited Tax, Series A, 4.00%, 12/1/31	1,655,000	1,615,892
Hopkins Independent School District Number 270, Series B (MSDCEP), 4.00%, 2/1/26	1,000,000	1,006,760
Minnesota State, Highway & Various Purpose, 5.00%, 8/1/25	3,000,000	3,272,910

		8,124,617

Healthcare Revenue — 44.4%
Cuyuna Range Hospital District, Health Facilities,
5.00%, 6/1/29	1,000,000	904,690
5.50%, 6/1/35	1,000,000	930,190
Glencoe Health Care Facilities, Glencoe Regional Health Services Project,
5.00%, 4/1/31	1,100,000	1,001,737
7.50%, 4/1/31 (Pre-refunded 4/1/11 @ 101) à	650,000	671,925
Golden Valley Covenant Retirement Communities, Series A, 5.50%, 12/1/25	680,000	635,324
Maple Grove Health Care Facilities, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	1,815,320
Maple Grove Health Care Systems, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	998,250
Marshall Medical Center, Weiner Medical Center Project, Series A (Pre-refunded 11/1/13 @ 100), 6.00%, 11/1/28 à	750,000	847,560
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	1,750,000	1,944,477
Minneapolis, National Marrow Donor Program, 4.25%, 8/1/20	1,000,000	945,190
Minnesota Agricultural & Economic Development Board, Essentia Health, Series E (AGC), 5.00%, 2/15/37	3,750,000	3,772,275
Minnesota Agricultural & Economic Development Board, Health Care System, Series A (NATL), 5.75%, 11/15/26	35,000	35,011
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22	1,000,000	947,390
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	700,000	604,604
Pine City Health Care & Housing, North Branch, Series A (GNMA), 4.80%, 10/20/26	1,000,000	1,006,160
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	500,000	463,215
MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2010 QUARTERLY REPORT

Schedule of Investments | November 30, 2010 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
Rochester Health Care & Housing, Samaritan Bethany, Series A, 7.38%, 12/1/41	$600,000	$618,468
Shakopee Health Care Facilities, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	934,350
St. Cloud Health Care, CentraCare Health System, Series A, 5.13%, 5/1/30	500,000	505,005
St. Louis Park Health Care Facilities, Park Nicollet Health Services, 5.75%, 7/1/39	1,500,000	1,534,575
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A1, 5.25%, 11/15/29	1,175,000	1,179,136
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	1,430,000	1,310,023
St. Paul Housing & Redevelopment Authority, HealthEast Project, 6.00%, 11/15/30	550,000	512,853
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	951,929	808,149
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series A	100,000	95,654
5.88%, 5/1/30, Series A	500,000	467,865
6.00%, 5/1/30, Series B	900,000	854,496

		26,343,892

Housing Revenue — 26.5%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series A, 6.25%, 5/1/18	425,000	425,196
Coon Rapids Multifamily Housing, Tralee Terrace Apartments (FHLMC), 4.50%, 6/1/26	2,100,000	2,090,718
Cottage Grove Senior Housing, Cottage Grove Project, Series A, 5.00%, 12/1/31	475,000	399,247
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,018,970
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	750,000	619,440
Minneapolis Multifamily Housing, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	985,000	991,314
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	1,286,094	1,246,392
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	2,750,000	2,695,577
5.65%, 7/1/33, Series B	1,440,000	1,475,352
Moorhead Senior Housing, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	681,160
Rochester Multifamily Housing, Weatherstone Apartments, Series A (AMT) (LOC: Bank of America) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,106,516
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	650,000	515,899
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	500,000	442,590

		15,708,371

Leasing Revenue — 5.5%
Andover Economic Development Authority, Public Facility, Community Center (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	100,000	109,374
5.13%, 2/1/24 z	150,000	164,061
Pine County Housing & Redevelopment Authority, Series A, 5.00%, 2/1/31	1,000,000	957,060
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	400,000	405,424
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1, 5.00%, 8/1/36	1,000,000	851,280
St. Paul Recreational Facilities, Highland National Project, 5.00%, 10/1/25	750,000	783,982

		3,271,181

Miscellaneous Revenue — 2.5%
Seaway Port Authority of Duluth, Cargill Incorporated Project, 4.20%, 5/1/13	1,000,000	1,032,270
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A, 5.00%, 8/1/30	460,000	463,832

		1,496,102

Recreation Authority Revenue — 0.8%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	490,000	472,894

Tax Revenue — 3.8%
Minneapolis Tax Increment, Grant Park Project, 5.35%, 2/1/30	1,000,000	834,600
Minneapolis Tax Increment, St. Anthony Falls Project, 5.65%, 2/1/27	450,000	397,247
Virgin Islands Public Finance Authority, Series B, 5.00%, 10/1/25	1,000,000	993,720

		2,225,567

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2010 QUARTERLY REPORT

Schedule of Investments | November 30, 2010 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶
Transportation Revenue — 1.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (NATL) (Pre-refunded 1/1/11 @ 100), 5.25%, 1/1/21 à	$1,000,000	$1,003,440

Utility Revenue — 24.7%
Buffalo Capital Appreciation Water & Sewer, Series B, Zero Coupon Bond (MSCP),
3.64%, 10/1/21 °	1,800,000	1,217,592
3.68%, 10/1/22 °	1,800,000	1,147,770
3.67%, 10/1/23 °	1,800,000	1,079,730
Northern Municipal Power Agency, Minnesota Electric System, Series A (AGC),
5.00%, 1/1/20	750,000	821,520
5.00%, 1/1/21	1,000,000	1,080,350
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL),
4.01%, 1/1/19 °	8,900,000	6,728,044
4.52%, 1/1/23 °	1,100,000	669,559
4.62%, 1/1/24 °	3,300,000	1,898,424

		14,642,989

Total Municipal Long-Term Investments (Cost: $86,377,533)		88,811,131

Short-Term Investment — 1.0%
Federated Minnesota Municipal Cash Trust Institutional Shares, 0.05% x (Cost: $561,210)	561,210	561,210

Total Investments ▲ — 150.8% (Cost: $86,938,743)		89,372,341

Preferred Shares at Liquidation Value — (52.5)%		(31,100,000)

Other Assets and Liabilities, Net — 1.7%		1,001,441

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$59,273,782

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2010 QUARTERLY REPORT

Schedule of Investments | November 30, 2010 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc., on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of November 30, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

z	Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2010.

x	The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $86,938,743. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,617,098
Gross unrealized depreciation	(2,183,500)

Net unrealized appreciation	$2,433,598

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax. As of November 30, 2010, the aggregate fair value of securities subject to the AMT was $13,281,686, which represents 22.4% of total net assets applicable to common shares.

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LOC — Line of credit

MSCP — Minnesota State Credit Program

MSDCEP — Minnesota School District Credit Enhancement Program

NATL — National Public Finance Guarantee Corporation
MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2010 QUARTERLY REPORT

Schedule of Investments | November 30, 2010 (unaudited)
Minnesota Municipal Income Portfolio (MXA)
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Municipal Long-Term Investments	$—	$88,811,131	$—	$88,811,131
Short-Term Investments	561,210	—	—	561,210

Total Investments	$561,210	$88,811,131	$—	$89,372,341

     During the period ended November 30, 2010, the fund recognized no significant transfers between valuation levels.
MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2010 QUARTERLY REPORT

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III Joseph M. Ulrey III
President

Date:	January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III Joseph M. Ulrey III
President

Date:	January 26, 2011

By:	/s/ Jill M. Stevenson Jill M. Stevenson
Treasurer

Date:	January 26, 2011